INCOME TAXES (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation allowance for deferred tax assets
Balance, beginning of the year	$ 55,702,812	$ 10,544,364	$ 10,342,795
Addition (deduction) during the year	(3,227,730)	45,158,448	201,569
Balance, end of the year	52,475,082	55,702,812	10,544,364
PRC
Net operating losses carryforwards
Net operating losses carryforwards	111,764,321
Withholding tax rate on dividend distributed by a foreign entity to its immediate holding company outside of China (as a percent)	10.00%
Amount of the unrecognized deferred tax liability on undistributed earnings to be reinvested indefinitely	18,700,000
Undistributed earnings of subsidiaries considered to be reinvested indefinitely	187,000,000
Switzerland
Net operating losses carryforwards
Net operating losses carryforwards	$ 64,139,369